Segment (Tables)	12 Months Ended
Dec. 31, 2019
Segments
Schedule of business segment financial information

	Year Ended December 31, 2019				Year Ended December 31, 2018
(Dollars in thousands)	Bank	Wealth	Mortgage	Total	Bank	Wealth	Mortgage	Total
Net interest income	$36,019	65	252	36,336	$31,807	289	561	32,657
Provision for loan losses	901	—	—	901	1,577	—	—	1,577
Net interest income after provision	35,118	65	252	35,435	30,230	289	561	31,080

Non-interest Income
Mortgage banking income	268	—	25,899	26,167	124	—	26,063	26,187
Wealth management income	92	3,532	—	3,624	200	3,717	—	3,917
SBA income	1,448	—	—	1,448	—	—	—	—
Net change in fair values	(29)	—	518	489	—	—	(368)	(368)
Other	1,814	—	(444)	1,370	1,641	—	978	2,619
Non-interest income	3,593	3,532	25,973	33,098	1,965	3,717	26,673	32,355

Non-interest Expense
Salaries and employee benefits	16,408	2,194	16,555	35,157	13,803	1,897	19,094	34,794
Occupancy and equipment	2,166	126	1,514	3,806	2,114	131	1,534	3,779
Professional fees	1,494	18	1,102	2,614	1,709	21	432	2,162
Advertising and promotion	1,502	347	626	2,475	1,197	432	726	2,355
Other	6,362	580	4,025	10,967	5,285	752	3,818	9,855
Non-interest expense	27,932	3,266	23,822	55,019	24,108	3,233	25,604	52,945
Operating Margin	$10,780	331	2,403	13,514	$8,087	773	1,630	10,490

Total Assets	$1,112,862	5,234	31,923	1,150,019	$951,224	6,146	40,110	997,480